Investment in Associate - Schedule of Financial Information of Investment in VISEN (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of profit or (loss)
Total comprehensive income	€ (484,178)	€ (583,521)	€ (379,722)
Statement of financial position
Non-current assets	122,866	166,267
Current assets	702,721	923,471
Total assets	825,587	1,089,738
Equity	(145,697)	263,348	€ 883,635	€ 838,711
Non-current liabilities	773,940	655,119
Current liabilities	197,344	171,271
Total equity and liabilities	€ 825,587	€ 1,089,738
VISEN Pharmaceuticals [member]
VISEN Pharmaceuticals
Ownership	43.93%	43.93%		50.00%
Statement of profit or (loss)
Profit / (loss) for the year from continuing operations	€ (41,873)	€ (40,283)
Total comprehensive income	(41,859)	(40,273)
Statement of financial position
Non-current assets	9,596	21,410
Current assets	48,041	92,204
Total assets	57,637	113,614
Equity	51,078	100,062
Non-current liabilities	140	180
Current liabilities	6,419	13,372
Total equity and liabilities	57,637	113,614
Transactions and outstanding balances as of December 31
Invoicing of goods and services to associate	15,026	22,327
Trade receivables	991	3,554
Contract liabilities	€ 7,133	€ 14,213